Cover	Aug. 19, 2021
Cover [Abstract]
Entity Registrant Name	ESP Resources, Inc.
Entity Central Index Key	0001346526
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Aug. 19, 2021
Entity File Number	98-0440762
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0440762
Entity Address Address Line 1	Unit 1905, 19/F
Entity Address Address Line 2	Tower 1China HK City
Entity Address Address Line 3	33 Canton Road
Entity Address City Or Town	Tsim Sha Tsui
Entity Address Country	HK
City Area Code	852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	3110 4641